ABERDEEN FUNDS

Aberdeen U.S. Multi-Cap Equity Fund

Incorporated herein by reference is a supplement to the Fund’s prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 2, 2015 (SEC Accession No. 0001104659-15-074845).